Note 21 - Subsequent Events (Details Textual) - Major purchases of assets [member] - Goldstake property [member] - Goldstake Explorations Inc. and Transpacific Resources Inc [member] $ in Millions	Dec. 07, 2023 CAD ($)
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	100.00%
Total consideration transferred, acquisition-date fair value	$ 5